Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,	As of December 31,
	2023	2024
Right-of-use assets	$2	$—

Lease liabilities - current	$6	$—
Lease liabilities - non-current	—	—
Total lease liabilities	$6	$—

For the years ended December 31, 2022, 2023 and 2024, the Group incurred lease expenses as follows.

	For the years ended December 31,
	2022	2023	2024
Operating lease cost	$19	$6	$2